REVENUE	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUE
29	REVENUE

A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Over time:
Charter hire	82,511	193,631	210,079
Freight revenue	143,535	236,327	245,179
Vessel revenue	226,046	429,958	455,258

Management fees	2,945	521	581
Other	2,945	521	581

At a point in time:
Sale of ships	153,668	29,600	-
Sale of bunkers and other consumables	4,437	381	-
Ship sales	158,105	29,981	-

	387,096	460,460	455,839

Management expects that 100% of the transaction price allocated to the unsatisfied contracts as of 31 December 2023 will be recognised as revenue during the next reporting period. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

Accounting policy

Vessel revenue

The primary source of revenue for the Group is vessel revenue; comprising of charter hire of ships and freight revenue.

Charter hire
- The Group earns hire revenue by placing its vessels on time charter, bareboat charter and in pool arrangements. The performance obligations within pool and time-charter contracts include the bareboat charter and the operation of the vessel. The bareboat charter of the contract is accounted for as an operating lease under IFRS 16
Leases
. Hire revenue is recognised over time as the Group satisfies its obligation based on time elapsed between the delivery of a vessel to a charterer and the redelivery of a vessel from the charterer.

For time and bareboat charter contracts, hire is typically invoiced bi-monthly or monthly in advance and hire revenue is accrued based on the daily hire rates.  Other variable hire components of the contract, such as off-hire and speed claims, are recognised only to the extent that it is highly probable that a significant reversal will not occur when the uncertainty is subsequently resolved. In a small number of charters, the Group may earn profit share consideration, which occurs when actual spot rates earned by the vessel exceed certain thresholds for a period of time.

For pool arrangements, the Group has two types of such arrangements: 1) Pool arrangements that are controlled and managed by the Group namely, IVS Handysize Pool and IVS Supramax Pool; and 2) Pool arrangements operated by third parties in which the Group’s owned vessels are placed. An assessment is performed to determine who is the principal and agent in such arrangements.  Indicators that the Group as the pool manager is a principal in a pool arrangement are:
•	The contract with the end charterer specifically names the pool, rather than the shipowner;
•	The pool manager is responsible for managing issues that may arise during the end charterer’s use of the vessel;
•	The pool manager has the power to decide which vessel in the pool it will use to fulfill the contract with the end charterer; and
•	The pool manager sets the prices that the end charterer will pay to use the vessel.

The Group has evaluated that it has the exclusive rights as the pool manager and hence it is a principal in the IVS Handysize and IVS Supramax Pool arrangements. In such arrangements, the Group recognizes total amount of the gross revenue earned by the pools as the revenue which it expects to be entitled for the satisfaction of the performance obligation and correspondingly, it also recognizes the share of third party vessel owners’ net earnings of the pool in the voyage expenses in the period incurred. The Group has identified that the contracts between the pools and vessels owners to contain a lease in accordance with IFRS 16.

On the other hand, for third party pool arrangements that the Group’s vessels participate in, the Group recognises revenue from these pool arrangements based on its portion of the net distributions reported by the relevant pool, which represents the net voyage revenue of the pool after voyage expenses and pool manager fees. The net distribution is computed based on pool index and the participation days of the Group’s vessels in these third party pool arrangements. The pool index is variable and dependent on the participating vessels within the pool.

Freight revenue
– The Group recognises freight revenue for each specific voyage which is usually priced on a current or "spot" market rate and then adjusted for predetermined criteria. The performance obligations for freight revenue commence from the time the ship is ready at the load port until the cargo has been delivered at the discharge port.  The revenue will be recognised over the duration of the voyage between the two points, as measured using the time that has elapsed from commencement of performance at the load port.  Management assesses the stage of completion as determined by the proportion of the total time expected for the voyage that has elapsed at the end of the reporting period as an appropriate measure of progress towards complete satisfaction of these performance obligations and the revenue is recognised in accordance with the calculated stage of completion. The duration of a single voyage will typically be less than three months.  Demurrage and despatch are considered at contract inception and estimates are updated throughout the contract period.  The consideration for demurrage and despatch will be recognised in the period within which such consideration was incurred. A contract asset is recognised over the period in which the freight services are performed representing the entity’s right to consideration for the services performed as at the end of the reporting period.

Sale of ships, bunkers and other consumables

The Group generates revenue from the sale of ships, bunkers and other consumables. Revenue is recognised when control of the ships, bunkers and other consumables have been delivered to the buyer. The Group only has the right to the consideration at the point of transfer of the asset.

Management fees

The Group also generates revenue from the management and operation of vessels owned by third parties, related companies and other related parties as well as providing corporate management services to such entities. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing and other costs for vessels being managed. Management fees are typically invoiced monthly.